DERIVATIVE LIABILITIES AND FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Derivative Liabilities And Fair Value Measurements
SCHEDULE OF FAIR VALUE ON A RECURRING BASIS IN THE ACCOMPANYING FINANCIAL STATEMENTS

Items recorded or measured at fair value on a recurring basis in the accompanying condensed consolidated financial statements consisted of the following items as of September 30, 2022 and December 31, 2021.

	December 31, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liability	$44,024,242	$-	$-	$44,024,242

	September 30, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liability	$-	$-	$-	$-

Items recorded or measured at fair value on a recurring basis in the accompanying consolidated financial statements consisted of the following items as of December 31, 2021 and 2020:

	December 31, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liability	$44,024,242	$-	$-	$44,024,242

	December 31, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liability	$25,475,514	$-	$-	$25,475,514

SCHEDULE OF CHANGES IN FAIR VALUE OF THE COMPANY’S LEVEL 3 FINANCIAL LIABILITIES

The following table provides a summary of changes in fair value of the Company’s Level 3 financial liabilities for the nine months ended September 30, 2022:

Balance, December 31, 2021	$44,024,242
Transfers out due to elimination of the authorized share shortfall (reclassified to additional paid in capital)	(29,759,766)
Mark to market to February 17, 2022	(14,264,476)
Balance, September 30, 2022	$-

Gain on change in derivative liabilities for the nine months ended September 30, 2022	$14,264,476

The following table provides a summary of changes in fair value of the Company’s Level 3 financial liabilities for the two years ended December 31, 2021:

Balance, December 31, 2019	$20,236,870
Transfers in due to issuance of convertible notes and warrants with embedded conversion and reset provisions	573,230
Transfers out due to conversions of convertible notes and accrued interest into common shares	(278,545)
Transfers out due to exchanges of convertible notes, accrued interest and warrants into Series Y Preferred Shares	(165,826,982)
Derivative liability due to authorized shares shortfall	170,319,590
Mark to market to December 31, 2020	451,351
Balance, December 31, 2020	$25,475,514
Transfers in due to issuance of convertible notes and warrants with embedded conversion and reset provisions	33,448,287
Transfers out due to conversions of convertible notes and accrued interest into common shares	(118,778)
Transfers out due to exchanges of convertible notes, accrued interest and warrants into Series Y preferred shares	(4,834,911)
Transfers out due to cash payments made pursuant to settlement agreements	(180,988,150)
Derivative liability due to authorized shares shortfall	171,343,164
Mark to market to December 31, 2021	(300,885)
Balance, December 31, 2021	$44,024,242

Gain on change in derivative liabilities for the year ended December 31, 2021	$300,885